Shareholder Fees	May 03, 2021
First Trust Asia Pacific ex-Japan AlphaDEX Fund | First Trust Asia Pacific ex-Japan AlphaDEX Fund
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none